Assumptions Used to Determine Weighted Average Grant Date Fair Value (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			60.70%
Risk-free interest rates			2.30%
Expected life (in years)			4 years 6 months
Restricted Shares With Common Stock Price Thresholds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	45.80%	44.00%	49.40%
Risk-free interest rates	0.90%	2.20%	2.60%
Derived service periods (in years)	0.2	0.2	0.1